Contents of Significant Accounts - Leases (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Lease By Lessee [Line Items]
Depreciation	$ 698,651	$ 691,080
Right-of-use assets	8,039,015	7,000,355	$ 245,167
Current	636,357	514,324	19,407
Noncurrent	5,782,659	4,878,863	$ 176,354
Total	6,419,016	5,393,187
Land [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	377,882	377,593
Right-of-use assets	5,755,484	5,318,986
Buildings [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	87,486	93,610
Right-of-use assets	168,568	156,483
Machinery and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	220,734	203,606
Right-of-use assets	2,082,479	1,506,824
Transportation equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	10,852	13,267
Right-of-use assets	12,561	16,356
Other property, plant and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	1,697	3,004
Right-of-use assets	$ 19,923	$ 1,706